Debt - Schedule of Applicable Interest Rate (Details)	24 Months Ended	25 Months Ended
	Dec. 31, 2020	Dec. 31, 2018
Eurodollar
Debt Instrument [Line Items]
0.50 : 1.00	2.50%	2.75%
≥ 0.50 : 1.00, but 1.50 : 1.00	2.75%	3.00%
≥ 1.50 : 1.00	3.00%	3.25%
Base Rate
Debt Instrument [Line Items]
0.50 : 1.00	1.50%	1.75%
≥ 0.50 : 1.00, but 1.50 : 1.00	1.75%	2.00%
≥ 1.50 : 1.00	2.00%	2.25%